REVENUE - Adoption of ASC606 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 JPY (¥)	Apr. 01, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 JPY (¥)
ASSETS
Trade accounts receivable				$ 2,584,550	¥ 2,584,550	¥ 2,583,309	$ 2,549,128	¥ 2,549,128
Liabilities
Deferred revenues				$ (922)		(9,216)	$ (9,216)
Deferred tax liabilities					(81,205)	(142,264)		(106,253)
Shareholders' equity:
Retained earnings					11,301	(719,797)		801,392
Revenue:
Sale	¥ (11,254,626)	¥ (12,144,243)	¥ (11,220,775)
Income tax expense (benefit)	101,291	¥ (101,857)	¥ (458,109)
Under ASC605
ASSETS
Trade accounts receivable					2,616,065			2,549,128
Liabilities
Deferred revenues								(92,641)
Deferred tax liabilities					(90,855)			(106,253)
Shareholders' equity:
Retained earnings					71,031			¥ (801,392)
Revenue:
Sale	(11,286,142)
Income tax expense (benefit)	110,941
Adjustment
ASSETS
Trade accounts receivable					(31,515)	34,181
Liabilities
Deferred revenues						83,425
Deferred tax liabilities					9,650	(36,011)
Shareholders' equity:
Retained earnings					¥ (59,730)	¥ 81,595
Revenue:
Sale	31,516
Income tax expense (benefit)	¥ (9,650)